ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 36,885	£ 33,905
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	2,889	3,003
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,500	1,500
Santander UK plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 757	£ 1,184